Edgar Lomax Value Fund
Schedule of Investments
January 31, 2022 (Unaudited)

Shares	COMMON STOCKS - 97.92%	Value
	Beverage and Tobacco Product Manufacturing - 4.65%
3,850	Altria Group, Inc.	$195,888
65,950	Coca-Cola Co.	4,023,609
3,100	PepsiCo, Inc.	537,912
		4,757,409
	Building Material and Garden Equipment - 0.79%
3,400	Lowe's Cos., Inc.	806,990

	Chemical Manufacturing - 15.78%
4,100	AbbVie, Inc.	561,249
12,600	Amgen, Inc.	2,861,964
9,000	Bristol-Myers Squibb Co.	584,010
50,250	Dow, Inc.	3,001,432
12,950	Gilead Sciences, Inc.	889,406
9,900	Johnson & Johnson	1,705,671
52,100	Merck & Co., Inc.	4,245,108
43,952	Pfizer, Inc.	2,315,831
		16,164,671
	Computer and Electronic Product Manufacturing - 7.02%
26,150	Cisco Systems, Inc.	1,455,771
94,000	Intel Corp.	4,589,080
11,100	Medtronic PLC - ADR	1,148,739
		7,193,590
	Credit Intermediation and Related Activities - 10.28%
2,400	American Express Co.	431,568
37,200	Bank of America Corp.	1,716,408
28,500	Bank of New York Mellon Corp.	1,688,910
27,250	Capital One Financial Corp.	3,998,393
9,250	Citigroup, Inc.	602,360
3,500	JPMorgan Chase & Co.	520,100
9,800	U.S. Bancorp	570,262
18,600	Wells Fargo & Co.	1,000,680
		10,528,681

	Electrical Equipment, Appliance, and Component Manufacturing - 1.11%
12,350	Emerson Electric Co.	1,135,582

	Food Manufacturing - 2.73%
46,350	Kraft Heinz Co.	1,659,330
16,900	Mondelez International, Inc. - Class A	1,132,807
		2,792,137
	General Merchandise Stores - 1.42%
6,600	Target Corp.	1,454,838

	Health and Personal Care Stores - 9.68%
48,300	CVS Health Corp.	5,144,433
95,850	Walgreens Boots Alliance, Inc.	4,769,496
		9,913,929
	Insurance Carriers and Related Activities - 7.72%
29,050	American International Group, Inc.	1,677,637
76,350	MetLife, Inc.	5,120,031
2,350	UnitedHealth Group, Inc.	1,110,540
		7,908,208
	Merchant Wholesalers, Durable Goods - 2.59%
16,000	3M Co.	2,656,320

	Petroleum and Coal Products Manufacturing - 6.77%
25,100	Chevron Corp.	3,296,383
10,750	ConocoPhillips	952,665
35,350	Exxon Mobil Corp.	2,685,186
		6,934,234
	Professional, Scientific, and Technical Services - 2.78%
21,300	International Business Machines Corp.	2,845,041

	Rail Transportation - 1.09%
4,550	Union Pacific Corp.	1,112,703

	Real Estate - 0.50%
3,450	Simon Property Group, Inc.	507,840

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 4.06%
400	BlackRock, Inc.	329,176
4,300	Goldman Sachs Group, Inc.	1,525,124
22,450	Morgan Stanley	2,302,023
		4,156,323
	Semiconductor and Other Electronic Component Manufacturing - 1.53%
800	Broadcom, Inc.	1,094,889
6,100	Texas Instruments, Inc.	468,704
		1,563,593

	Telecommunications - 5.57%
22,500	AT&T, Inc.	573,750
96,450	Verizon Communications, Inc.	5,134,033
		5,707,783
	Transportation Equipment Manufacturing - 5.69%
18,900	General Dynamics Corp.	4,008,690
1,600	Lockheed Martin Corp.	622,608
13,300	Raytheon Technologies Corp.	1,199,527
		5,830,825
	Utilities - 6.16%
11,900	Duke Energy Corp.	1,250,214
50,700	Exelon Corp.	2,938,065
30,450	Southern Co.	2,115,971
		6,304,250
	TOTAL COMMON STOCKS (Cost $91,004,916)	100,274,947

	MONEY MARKET FUND - 0.44%
455,084	Invesco STIT-Treasury Portfolio - Institutional Class, 0.01% (a)	455,084
	TOTAL MONEY MARKET FUND (Cost $455,084)	455,084

	Total Investments in Securities (Cost $91,460,000) - 98.36%	100,730,031
	Other Assets in Excess of Liabilities - 1.64%	1,677,696
	TOTAL NET ASSETS - 100.00%	$102,407,727

ADR	American Depository Receipt
PLC	Public Limited Company
(a)	Rate shown is the 7-day annualized yield as of January 31, 2022.

Edgar Lomax Value Fund
Summary of Fair Value Disclosure at January 31, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2022:

Edgar Lomax Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Administrative Support and Waste
Management	$5,134,034	$-	$-	$5,134,034
Finance and Insurance	18,594,819	-	-	18,594,819
Information	573,750	-	-	573,750
Management of Companies and
Enterprises	3,998,392	-	-	3,998,392
Manufacturing	47,624,355	-	-	47,624,355
Mining, Quarrying, and Oil and Gas
Extraction	952,665	-	-	952,665
Real Estate	507,840	-	-	507,840
Retail Trade	15,472,140	-	-	15,472,140
Transportation and Warehousing	1,112,702	-	-	1,112,702
Utilities	6,304,250	-	-	6,304,250
Total Common Stocks	100,274,947	-	-	100,274,947
Money Market Fund	455,084	-	-	455,084
Total Investments in Securities	$100,730,031	$-	$-	$100,730,031

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.